Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	33,796,661
Proposed Maximum Offering Price per Unit	32.76
Maximum Aggregate Offering Price	$ 1,107,178,614.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 169,509.05
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, $0.00001 par value per share (“Common Stock”) of Pinterest, Inc. (the “Registrant”) that become issuable under the Pinterest, Inc. 2019 Omnibus Incentive Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.
(2) Reflects an automatic increase to the number of shares of Common Stock reserved for issuance pursuant to future awards under the Plan. Such increase automatically occurred on January 1, 2025 pursuant to the terms of the Plan.
(3)    Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on February 3, 2025.